Leases - Lease Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Fixed payment revenue	$ 63.8	$ 65.4	$ 66.1
Variable payment revenue	33.8	33.1	24.9
Total	$ 97.6	$ 98.5	$ 91.0